Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2019
Machinery [member] | Bottom of range [member]
Statement Line Items [Line Items]
Annual depreciation rate	10.00%
Machinery [member] | Bottom of range [member]
Statement Line Items [Line Items]
Annual depreciation rate	15.00%
Office furniture and equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Annual depreciation rate	6.00%
Office furniture and equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Annual depreciation rate	33.00%
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Annual depreciation rate		[1]
Project in process - manufacturing plant [member]
Statement Line Items [Line Items]
Annual depreciation rate		[2]

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.
[2]	As of December 31, 2019, the manufacturing plant is under construction, depreciation of the manufacturing plant will begin upon completion of its construction.